UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22135

Academy Funds Trust
(Exact name of registrant as specified in charter)

123 South Broad Street
Philadelphia, PA 19109
(Address of principal executive offices) (Zip code)

Jonathan Kopcsik
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
(Name and address of agent for service)

215-979-3754
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2009

Date of reporting period:  December 31, 2009

Item 1. Reports to Stockholders.

ANNUAL REPORT

Academy Select Opportunities Fund
(ASELX)

December 31, 2009

ACADEMY FUNDS TRUST

Dear Fellow Shareholders,

In 2009 market sentiment switched radically from extreme despair to bright-eyed optimism.  In turn, the S&P 500® rallied 69.5% from the March 6, 2009 low to the December 28, 2009 high.

The inherent challenge one faces with such unrestrained positive momentum is the same one that comes when the short-term horizon looks bleak – maintaining perspective.  Fear of missing out on a run-up or unbalanced greed can contaminate a long-term investment approach if logic and emotion become confused.  We are proud to report that throughout 2009 we never forgot this fact.  We never forgot that we have been entrusted with targeting capital appreciation through the ownership of select businesses.  And we never let our focus waiver – knowing that switching gears to chase short-term gains in a volatile market is a sure-fire way to veer off-course.

Ultimately, the Academy Select Opportunities Fund returned 16.79% for the one year period ending December 31, 2009, while our benchmark, the S&P 500® Total Return Index, had a return of 26.46%.  After a first-half of outperformance, the Fund ended the year virtually unchanged from where it was mid-year.

Our Fund’s strategy is to make discrete investments with a clear objective.  As a result, we held a sizable cash balance on average through the second half of the year as we enjoyed significant inflows into the fund and we continued to hunt for opportunities to put that money to work.  As we did this, we resisted any pressure to chase the second-half rally, which in our opinion was driven more by market dynamics than valuation.

Moving forward, we will continue to operate with a pure focus on long-term value creation and believe this consistency should be rewarded when measured over years.  We commend you for your confidence in this approach and we look forward to continuing our efforts toward the goal of realizing Academy’s vision.

Sincerely,

David Jacovini
President & Portfolio Manager

Past performance does not guarantee future results.

Mutual fund investing involves risk; principal loss is possible. Along with general market risks, investors should also note that the Select Opportunities Fund is classified as non-diversified and may be more volatile than diversified funds that hold a greater number of securities. The Fund may invest in securities of foreign companies, which can be more volatile, less liquid and subject to risk of currency fluctuations. Additionally, the Fund may invest in smaller companies, which may involve additional risks such as limited liquidity and greater volatility than with larger companies. It may also invest in debt securities which typically decrease when interest rates rise. This risk is usually greater for longer-term debt securities. The Fund may hold short positions and derivatives, which involve risks that vary from, and can exceed, the risks presented by holding long positions only. Derivatives, such as options, futures and options on futures, can be highly volatile, illiquid and difficult to value, and there is risk changes in the value of a derivative held by the Fund will not correlate with underlying instruments or the Fund’s other investments.

ACADEMY FUNDS TRUST

The above discussion is not intended to be a forecast of future events, a guarantee of future results and should not be considered a recommendation to buy or sell any security.

The S&P 500® Total Return Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.

Must be preceded or accompanied by a prospectus.

Academy Funds are distributed by Quasar Distributors, LLC.

ACADEMY FUNDS TRUST

Index Comparison (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Academy Select Opportunities Fund from its inception (December 31, 2007) to December 31, 2009 as compared with the S&P 500® Total Return Index.

Academy Select Opportunities Fund
Growth of a Hypothetical $10,000 Investment at
December 31, 2009 vs. S&P 500® Total Return Index

	Annualized total returns
	For the periods ended December 31, 2009
	One Year	Since Inception
Academy Select Opportunities Fund	16.79%	-15.07%
S&P 500® Total Return Index	26.46%	-10.74%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-386-3890. The Fund imposes a 2.0% redemption fee for shares redeemed within 90 days. Performance does not reflect the redemption fee and if it had, returns would be lower.

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Total return calculations reflect the effect of the Advisor’s expense limitation agreement for the Fund.  Returns shown for the Fund and the S&P 500® Total Return Index include the reinvestment of all dividends, if any.

The S&P 500® Total Return Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike a mutual fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

ACADEMY FUNDS TRUST

Expense Example
For the Six Month Period Ended December 31, 2009 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) ongoing costs, including management fees, distribution and shareholder servicing (12b-1) fees, and other Fund expenses; and (2) a redemption fee if you sell your shares shortly after purchasing them.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2009 to December 31, 2009.

Actual Expenses

The table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Expenses Paid
	Beginning	Ending	During the
	Account Value	Account Value	Period Ended
	July 1, 2009	December 31, 2009	December 31, 2009*
Select Opportunities Fund	$1,000.00	$1,006.60	$10.12

*	Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as any redemption fees.  Therefore, the table below is useful in comparing the ongoing costs only, and will

ACADEMY FUNDS TRUST

Expense Example
December 31, 2009 (Unaudited)(Continued)

not help you determine the relative total costs owning different funds.  In addition, if redemption fees were included, your costs could have been higher.

Expenses Paid
	Beginning	Ending	During the
	Account Value	Account Value	Period Ended
	July 1, 2009	December 31, 2009	December 31, 2009*
Select Opportunities Fund	$1,000.00	$1,015.12	$10.16

*	Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the period).

ACADEMY FUNDS TRUST

Academy Select Opportunities Fund
Investments by Sector as of December 31, 2009
(as a Percentage of Total Investments)

ACADEMY FUNDS TRUST

Academy Select Opportunities Fund
Schedule of Investments – December 31, 2009

	Shares	Value
COMMON STOCKS – 61.52%

Book, Periodical, and Music Stores – 0.31%
Borders Group, Inc. (a)	15,000	$17,700

Commercial and Industrial Machinery
and Equipment Rental and Leasing – 3.19%
Exterran Holdings, Inc. (a)	8,500	182,325

Communications Equipment Manufacturing – 3.69%
ANADIGICS, Inc. (a)	50,000	211,000

Computer Systems Design and Related Services – 2.54%
Accenture Plc	3,500	145,250

Consumer Goods Rental – 2.46%
RSC Holdings, Inc. (a)	20,000	140,800

Deep Sea, Coastal, and Great
Lakes Water Transportation – 1.61%
Seaspan Corp.	10,000	92,200

Depository Credit Intermediation – 2.00%
Hampden Bancorp, Inc.	10,744	114,531

Insurance Carriers – 10.67%
Berkshire Hathaway Inc - Class A (a)	4	396,800
Berkshire Hathaway Inc - Class B (a)	65	213,590
		610,390
Land Subdivision – 4.55%
St Joe Co. (a)	9,000	260,010

Lessors of Real Estate – 4.60%
Tejon Ranch Co. (a)	9,000	262,980

Medical Equipment and
Supplies Manufacturing – 0.97%
Rochester Med Corp. (a)	5,000	55,650

Motion Picture and Video Industries – 4.06%
Lions Gate Entertainment Corp. (a)	40,000	232,400

Natural Gas Distribution – 3.23%
Spectra Energy Corp.	9,000	184,590

Navigational, Measuring, Electromedical, and
Control Instruments Manufacturing – 3.04%
Hologic, Inc. (a)	12,000	174,000

The accompanying notes are an integral part of these financial statements.

ACADEMY FUNDS TRUST

Academy Select Opportunities Fund
Schedule of Investments – December 31, 2009 (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Oil and Gas Extraction – 4.36%
Ultra Petroleum Corp. (a)	5,000	$249,300

Other Professional, Scientific,
and Technical Services – 3.02%
Total System Services, Inc.	10,000	172,700

Petroleum and Coal Products Manufacturing – 1.46%
Valero Energy Corp.	5,000	83,750

Pharmaceutical and Medicine Manufacturing – 2.11%
Xenoport, Inc. (a)	6,500	120,640

Software Publishers – 1.12%
Netsuite, Inc. (a)	4,000	63,920

Waste Treatment and Disposal – 2.53%
Covanta Holding Corp. (a)	8,000	144,720
TOTAL COMMON STOCKS
(Cost $3,855,518)		3,518,856

	Principal
	Amount
CONVERTIBLE BONDS – 1.95%

Other Investment Pools and Funds – 1.95%
Prologis
1.875%, 11/15/2037	$50,000	44,250
2.625%, 05/15/2038	75,000	67,219
		111,469
TOTAL CONVERTIBLE BONDS
(Cost $50,908)		111,469

	Contracts
PURCHASED CALL OPTIONS – 1.32%

Engine, Turbine, and Power Transmission
Equipment Manufacturing – 0.19%
General Electric Co.
Expiration: January 2011, Exercise Price: $25.00	500	10,500

The accompanying notes are an integral part of these financial statements.

ACADEMY FUNDS TRUST

Academy Select Opportunities Fund
Schedule of Investments – December 31, 2009 (Continued)

	Contracts	Value
PURCHASED CALL OPTIONS (Continued)

Financial Services – 0.50%
Bank of America Corp.
Expiration: January 2011, Exercise Price: $25.00	700	$28,700

Health and Personal Care Stores – 0.63%
CVS Caremark Corp.
Expiration: January 2011, Exercise Price: $45.00	600	36,000
TOTAL PURCHASED CALL OPTIONS
(Cost $114,498)		75,200

	Shares
SHORT-TERM INVESTMENTS – 44.22%
Fidelity Institutional Government Portfolio, 0.030%	2,529,451	2,529,451
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,529,451)		2,529,451
Total Investments
(Cost $6,550,375) – 109.01%		6,234,976
Liabilities in Excess of Other Assets – (9.01)%		(515,325)
TOTAL NET ASSETS – 100.00%		$5,719,651

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

ACADEMY FUNDS TRUST

Statement of Assets and Liabilities
December 31, 2009

Academy Select
Opportunities
Fund
Assets:
Investments, at value*	$6,234,976
Dividends, interest and other receivables	1,072
Receivable from Advisor	38,614
Prepaid assets	306
Total Assets	6,274,968

Liabilities:
Payable for investments purchased	514,184
Accrued 12b-1 fees	1,075
Accrued expenses and other liabilities	40,058
Total Liabilities	555,317
Net Assets	$5,719,651

Net Assets Consist of:
Capital stock	$6,516,609
Accumulated net realized loss	(481,559)
Net unrealized depreciation on investments	(315,399)
Net Assets	$5,719,651

Shares of beneficial interest outstanding
(unlimited shares without par value authorized)	417,404
Net asset value price per share	$13.70

* Cost of Investments	$6,550,375

The accompanying notes are an integral part of these financial statements.

ACADEMY FUNDS TRUST

Statement of Operations
For the Year Ended December 31, 2009

Academy Select
Opportunities
Fund
Investment Income:
Dividends	$31,972
Interest	4,931
36,903
Expenses:
Investment advisory fee	27,268
12b-1 fees	6,817
Administration fee	35,674
Professional fees	41,329
Transfer agent fees and expenses	21,835
Fund accounting fees	30,623
Registration fees	2,695
Trustee fees and expenses	7,563
Insurance expense	2,005
Custody fees	4,234
Printing and mailing expense	3,916
Other expenses	2,702
Total expenses before expense limitation	186,661
Less: Fees waived/Expenses Paid by Advisor	(132,125)
Net expenses	54,536
Net Investment Loss	(17,633)

Realized and Unrealized Gain/(Loss):
Net realized loss on investments	(439,265)
Net change in unrealized appreciation on investments	877,750
Net realized and unrealized gain on investments	438,485

Net Increase in Net Assets Resulting from Operations	$420,852

The accompanying notes are an integral part of these financial statements.

ACADEMY FUNDS TRUST

Statement of Changes in Net Assets

	Academy Select Opportunities Fund
	Year Ended	Year Ended
	December 31,	December 31,
	2009	2008
Operations:
Net investment income/(loss)	$(17,633)	$1,644
Net realized gain/(loss) on investments	(439,265)	39,284
Net realized gain on options written	—	3,700
Net change in unrealized
appreciation/(depreciation) on investments	877,750	(1,193,149)
Net increase/(decrease) in net assets
resulting from operations	420,852	(1,148,521)

Dividends and Distributions to Shareholders:
Net investment income	—	(1,643)
Tax return of capital	—	(3,278)
Net realized gains	—	(85,279)
Total dividends and distributions	—	(90,200)

Fund Share Transactions:
Proceeds from shares sold	3,340,258	3,738,683
Shares issued to holders in reinvestment of dividends	—	90,200
Cost of shares redeemed*	(26,957)	(604,664)
Net increase in net assets from capital share transactions	3,313,301	3,224,219
Total increase in net assets	3,734,153	1,985,498

Net Assets:
Beginning of year	1,985,498	—
End of year	$5,719,651	$1,985,498
* Net of redemption fees of	$82	$—

Change in Shares Outstanding:
Shares sold	250,099	202,296
Shares issued to holders in reinvestment of dividends	—	8,018
Shares redeemed	(2,003)	(41,006)
Net increase	248,096	169,308

The accompanying notes are an integral part of these financial statements.

ACADEMY FUNDS TRUST

Academy Select Opportunities Fund
Financial Highlights

	Year Ended		Year Ended
	December 31,		December 31,
	2009		2008
Per share operating performance
(For a share outstanding throughout each year)

Net asset value, beginning of year	$11.73		$20.00

Operations:
Net investment income/(loss)	(0.04)		0.01
Net realized and unrealized gain/(loss)	2.01		(7.69)
Total from investment operations	1.97		(7.68)

Dividends and distributions to shareholders:
Dividends from net investment income	—		(0.01)
Dividends from tax return of capital	—		(0.02)
Distributions from net realized gains	—		(0.56)
Total dividends and distributions	—		(0.59)
Change in net asset value for the year	1.97		(8.27)
Redemption fees per share	—	(1)	—
Net asset value, end of year	$13.70		$11.73

Total return	16.79%		-38.24%

Ratios/Supplemental Data
Net assets, end of year (000)	$5,720		$1,985

Ratio of net expenses to average net assets:
Before expense limitation arrangement	6.85%		10.91%
After expense limitation arrangement	2.00%		2.00%

Ratio of net investment income to average net assets:
Before expense limitation arrangement	(5.49)%		(8.82)%
After expense limitation arrangement	(0.65)%		0.09%

Portfolio turnover rate	50%		38%

(1)	Amount is less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

ACADEMY FUNDS TRUST

Notes to Financial Statements

1.ORGANIZATION

Academy Funds Trust (the “Trust”) was organized under Delaware law as a Delaware statutory trust on October 17, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and classified as an open-end management investment company.  The Trust currently consists of one mutual fund:  the Academy Select Opportunities Fund (the “Fund”), which commenced operations on December 31, 2007.

2.SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation:

Portfolio securities primarily listed or traded on a national or foreign securities exchange, except for bonds, are generally valued at the closing price on that exchange, unless such closing prices are determined to be not readily available pursuant to the Fund’s pricing procedures.  Exchange traded options are valued using composite pricing.  If no sales are reported, the options will be valued by calculating the mean between the highest bid price and the lowest ask price across the exchanges where the option is traded.  Non-exchange traded options are valued at fair value using a mathematical model.  Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices.  Mutual Funds are valued at that day’s NAV.  Money market instruments having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities.  Foreign securities and the prices of foreign securities denominated in foreign currencies are translated to U.S. dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the London Stock Exchange.  Securities for which market quotations are not readily available are valued at fair value as determined in good faith by a method approved by the Board.  The Trust will also use the fair value of a foreign security at the time of calculating its NAV when events following the close of foreign markets on which the foreign security trades indicate that such closing price does not reflect the foreign securities fair value.

ACADEMY FUNDS TRUST

Notes to Financial Statements (Continued)

Use of Estimates:

In preparing financial statements in conformity with GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from these estimates.

Federal Income Taxes:

The Fund intends to meet the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all net investment taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is recorded.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions taken or expected to be taken on the tax return for the fiscal year end December 31, 2009, or for any other tax years which are open for exam.  As of December 31, 2009, open tax years include the tax years ended December 31, 2008 and 2009.  The Fund is also not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period, the Fund did not incur any interest or penalties.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended December 31, 2009 the Academy Select Opportunities Fund decreased undistributed net investment loss by $17,633 and decreased paid-in-capital by $17,633.

Distributions to Shareholders:

Dividends from net investment income are declared and paid at least annually.  Distributions of net realized capital gains, if any, will be declared and paid at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from GAAP.

ACADEMY FUNDS TRUST

Notes to Financial Statements (Continued)

Guarantees and Indemnifications:

In the normal course of business, the Trust may enter into a contract with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims against the Trust that have not yet occurred. Based on experience, the Trust expects the risk of loss to be remote.

Other:

Investment transactions are recorded on the trade date.  The Trust determines the gain or loss realized from investment transactions on the basis of identified cost.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

The Fund performed an analysis of all existing investments to determine the significance and character of all inputs to its fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the following three broad categories:

•	Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

•
Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 – Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

ACADEMY FUNDS TRUST

Notes to Financial Statements (Continued)

Select Opportunities Fund

	Level 1	Level 2	Level 3	Total
Equity
Finance and Insurance	$724,921	$—	$—	$724,921
Manufacturing	645,040	—	—	645,040
Real Estate, Rental and Leasing	586,105	—	—	586,105
Professional, Scientific
and Technical Services	317,950	—	—	317,950
Information	296,320	—	—	296,320
Construction	260,010	—	—	260,010
Mining	249,300	—	—	249,300
Utilities	184,590	—	—	184,590
Administration Support and
Waste Management	144,720	—	—	144,720
Transportation
and Warehousing	92,200	—	—	92,200
Retail Trade	17,700	—	—	17,700
Total Equity	$3,518,856	$—	$—	$3,518,856
Fixed Income
Convertible Bonds	—	111,469	—	111,469
Total Fixed Income	$—	$111,469	$—	$111,469
Purchased Options	75,200	—	—	75,200
Short-Term Investments	2,529,451	—	—	2,529,451
Total Investments in Securities	$6,123,507	$111,469	$—	$6,234,976

Derivatives:

The Fund has adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification (“FASB ASC”).  The Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

Options – The Fund may purchase and write put and call options on securities, currencies or indices and enter into related closing transactions.  When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.

ACADEMY FUNDS TRUST

Notes to Financial Statements (Continued)

Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Fair Value of Derivative Instruments as of December 31, 2009.

Derivatives not accounted for as hedging instruments

	Statement of Assets &
	Liabilities Location	Fair Value
Equity Contracts - Options	Investments, at value	$75,200

The Effect of Derivative Instruments on the Statement of
Operations for the year-ended December 31, 2009.

Derivatives not accounted for as hedging instruments

	Amount of Realized	Change in Unrealized
	Gain/(Loss)	Appreciation/(Depreciation)
	on Derivatives	on Derivatives
	Recognized in Income	Recognized in Income
Equity Contracts - Options	$—	$(39,298)

Significant Ownership Concentration:

At December 31, 2009, the Fund invested 44.22% of its total net assets in the Fidelity Institutional Government Portfolio.  Although it’s not the Fund’s intent under its principal investment strategy to invest such a significant amount of its net assets in money market mutual funds, it may do so until the Fund’s advisor is able to invest in securities that present investment opportunities in line with the long-term strategy of the Fund.

The Fidelity Institutional Government Portfolio’s objective is to obtain as high a level of current income as is consistent with the preservation of principal and liquidity.  The Fidelity Institutional Government Portfolio normally invests at least 80% of its assets in U.S. Government securities and repurchase agreements.

ACADEMY FUNDS TRUST

Notes to Financial Statements (Continued)

Subsequent Events:

In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through February 24, 2010, the date the financial statements were issued, and determined they had no material impact on the Financial Statements of the Trust.

3.DISTRIBUTION PLAN

The Trust has adopted a Distribution and Service (12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan is designed to compensate the Fund’s distributor, advisor, or others for certain promotional and other sales related costs and for providing related services.  For the year ended December 31, 2009, the Academy Select Opportunities Fund paid $6,817 pursuant to the Plan.

4.INVESTMENT ADVISOR AND OTHER AFFILIATES

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with Academy Asset Management LLC (the “Advisor”). The Advisory Agreement provides for advisory fees computed daily and paid monthly at an annual rate of 1.00% of the Academy Select Opportunities Fund’s average daily net assets.

Under the terms of an Expense Limitations Agreement, the Advisor has contractually agreed, through April 30, 2011, to waive its advisory fees and/or assume as its own expense certain expenses otherwise payable by the Fund to the extent necessary to ensure that net annual fund operating expenses (excluding any taxes, interest, brokerage fees, certain insurance costs and extraordinary expenses) do not exceed 2.00% of average daily net assets. Pursuant to its expense limitation agreement for the Fund, the Advisor is entitled to recoup any fees that it waived and/or Fund expenses that it paid for a period of three years following such fee waivers and expense payments, to the extent that such recoupment by the Advisor will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund when the fees were waived or expenses were paid. For the year ended December 31, 2009, the Advisor waived $27,268 in fees and assumed Fund expenses of $104,857 for the Academy Select Opportunities Fund.

The following table shows the amount of fees waived or expenses assumed by the Advisor subject to potential recovery expiring in:

Academy Select Opportunities Fund
2011	$164,949
2012	$132,125

ACADEMY FUNDS TRUST

Notes to Financial Statements (Continued)

5.INVESTMENT TRANSACTIONS

For the year ended December 31, 2009, purchases and sales of investment securities, other than short-term investments and short-term U.S. Government obligations were as follows:

Academy Select
Opportunities Fund
Purchases:
U.S. Government	$—
Other	2,781,451
Sales:
U.S. Government	$—
Other	1,114,707

6. FEDERAL INCOME TAX INFORMATION

At December 31, 2009, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Academy Select
Opportunities Fund
Cost of Investments	$6,550,375
Gross Unrealized Appreciation	$278,509
Gross Unrealized Depreciation	(593,908)
Net Unrealized Appreciation/
(Depreciation) on investments	$(315,399)

As of December 31, 2009, the components of accumulated/(deficit) earnings on a tax basis were as follows:

Academy Select
Opportunities Fund
Accumulated Capital and Other Losses	$(481,559)
Unrealized Appreciation/
(Depreciation) on Investments	(315,399)
Total Accumulated/(Deficit)	$(796,958)

At December 31, 2009, the Academy Select Opportunities Fund had $481,559 in capital loss carryforwards which can be used to offset future gains.  This entire amount expires on December 31, 2017.

ACADEMY FUNDS TRUST

Notes to Financial Statements (Continued)

7.DISTRIBUTION TO SHAREHOLDERS

The tax character of distributions paid during the fiscal years ended December 31, 2009 and 2008 were as follows:

	Academy Select
	Opportunities Fund
	2009	2008
Distributions paid from:
Ordinary Income	$—	$86,922
Tax Return of Capital	—	3,278
Total Distribution Paid	$—	$90,200

The character of distributions made during the years from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.  These differences reflect the dissimilar character of certain income items and net realized gains and losses for financial statement and tax purposes.

8.NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update "Improving Disclosures about Fair Value Measurements" that requires additional disclosures regarding fair value measurements.  Certain required disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact it will have on its financial statement disclosures.

ACADEMY FUNDS TRUST

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
Academy Funds Trust
Philadelphia, Pennsylvania

We have audited the accompanying statements of assets and liabilities of Academy Funds Trust (the “Trust”), comprising of the Academy Select Opportunities Fund, including the schedule of investments as of December 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended.  These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on those financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2009 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Academy Funds Trust as of December 31, 2009, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 24, 2010

ACADEMY FUNDS TRUST

Additional Information

1.ADDITIONAL DISCLOSURE REGARDING FUND TRUSTEES AND OFFICERS

Number of
Portfolios
in Fund
			Principal	Complex	Other
	Position(s)	Length	Occupation(s)	Overseen	Directorships
Name, Address	Held with	of Time	During Past	by Trustee	Held by Trustee
and Age	the Trust	Served	Five Years	or Officer	or Officer

Interested Trustee

David Jacovini(1)	President,	President	Chief Executive	1	None
123 South Broad Street,	Treasurer	and	Officer, Academy
Suite 1630	and Trustee	Treasurer	Asset Management
Philadelphia, PA 19109		Since	LLC, Since 2007;
Age: 33		2007;	President, VLI
		Trustee	Capital Management
		since	LLC, 2006 to 2007;
		2009	Derivatives Marketer,
Deutsche Bank AG,
2002 to 2005.
Independent Trustees

Oliver St. Clair	Chairman	Since	Vice Chairman,	1	Board Member, Right
Franklin OBE	and Trustee	2007	Electronic Ink, Since		Management (HR
123 South Broad Street,			2009; President and		consulting) and
Suite 1630			CEO, International		Dynamis Therapeutics
Philadelphia, PA 19109			House Philadelphia		(biotech research),
Age: 64			(programming and		Board Member and
			lodging for		Chair of the
			international students),		Investment
			2003 to 2008.		Committee, The
Philadelphia
Foundation (charitable
distributions), Board
of Advisors, The
Genisys Group
(software development;
BPO outsourcing),
Board of Directors,
The Greater
Philadelphia Chamber
of Commerce.

ACADEMY FUNDS TRUST

Additional Information (Continued)

Number of
Portfolios
in Fund
			Principal	Complex	Other
	Position(s)	Length	Occupation(s)	Overseen	Directorships
Name, Address	Held with	of Time	During Past	by Trustee	Held by Trustee
and Age	the Trust	Served	Five Years	or Officer	or Officer

Russell R. Wagner	Trustee	Since	Sr. Vice President –	1	Board Member,
123 South Broad Street,		2007	Finance and CFO,		Philadelphia Parking
Suite 1630			Holy Redeemer		Authority and Holy
Philadelphia, PA 19109			Health System,		Redeemer Ambulatory
Age: 52			Since 1994.		Surgery Center, LLC;
Chairman of the
Board, Liberty
Community
Development
Corporation.

Michael D. Gries	Vice	Vice	Operations Manager,	1	None
123 South Broad Street,	President,	President	Academy Asset
Suite 1630	Chief	since	Management LLC,
Philadelphia, PA 19109	Compli-	2007;	Since 2007; Assistant
Age: 35	ance	Chief	Director of MBA
	Officer and	Compli-	Admissions, MIT
	Secretary	ance	Sloan School of
		Officer	Management, 2007;
		and	Equity Analyst,
		Secretary	theStreet.com Ratings,
		since	2005 to 2007; Web
		2009	Editor, Lawyers
Weekly, Inc.,
2003 to 2005.

(1)	David Jacovini is deemed to be an interested person of the Trust (as defined in the 1940 Act) because of his affiliation with the Adviser.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1-877-386-3890.

INVESTMENT ADVISOR

Academy Asset Management LLC
123 South Broad Street, Suite 1630
Philadelphia, PA 19109

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

DISTRIBUTOR

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN

U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

LEGAL COUNSEL

Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

The Fund’s Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1-877-386-3890 and on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the period ended June 30, 2009 is available without charge, upon request, by calling 1-877-386-3890 and on the SEC’s website at www.sec.gov.

The Fund’s complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling 1-877-386-3890, on the SEC’s website at www.sec.gov, or at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

Incorporated by reference to the Registrant’s Form N-CSR filed March 06, 2009.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Russell Wagner is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, and tax services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2009	FYE 12/31/2008
Audit Fees	$12,000	$20,000
Audit-Related Fees
Tax Fees	$2,500	$5,000
All Other Fees

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X were as follows:

	FYE 12/31/2009	FYE 12/31/2008
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.  The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any entity controlling, controlled by, or under common control with the investment adviser) for the last two years.

Non-Audit Related Fees	FYE 12/31/2009	FYE 12/31/2008
Registrant	$2,500	$5,000
Registrant’s Investment Adviser	$0	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Incorporated by reference to the Registrant’s Form N-CSR filed March 06, 2009.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Academy Funds Trust

By (Signature and Title)*    /s/ David Jacovini
David Jacovini, President

Date   March 5, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ David Jacovini
David Jacovini, President & Treasurer

Date   March 5, 2010

* Print the name and title of each signing officer under his or her signature.